Note 18 (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets and goodwill [abstract]
Reconciliation Of Changes In Goodwill [Table Text Block]
The breakdown of the balance under this heading in the consolidated balance sheets, according to the CGU to which goodwill has been allocated, is as follows:

Goodwill. Breakdown by CGU and changes of the year (Millions of Euros)
	The United States (1)	Mexico	Turkey (2)	Colombia	Chile	Other	Total

Balance as of December 31, 2019	3,846	550	346	164	27	22	4,955
Additions	—	—	—	—	—	—	—
Exchange difference	(22)	(72)	(92)	(21)	—	(1)	(208)
Impairment	(2,084)	—	—	—	—	(13)	(2,097)
Companies held for sale	(1,740)	—	—	—	—	—	(1,740)
Other	—	—	—	—	—	—	—
Balance as of December 31, 2020	—	478	254	143	27	8	910
Additions	—	—	—	—	—	—	—
Exchange difference	—	26	(102)	(9)	(3)	—	(88)
Impairment	—	—	—	—	—	(4)	(4)
Companies held for sale	—	—	—	—	—	—	—
Other	—	—	—	—	—	—	—
Balance as of December 31, 2021	—	504	152	134	24	4	818
Additions	—	—	—	—	—	—	—
Exchange difference	—	55	—	(16)	1	1	41
Impairment	—	—	—	—	—	—	—
Companies held for sale	—	—	—		—	—	—
Other	—		(152)	—	—	—	(152)
Balance as of December 31, 2022	—	559	—	118	25	5	707
(1) Since the USA sale agreement, the United States is no longer considered a CGU (see Note 3).
(2) As a result of the application of IAS 29, as indicated in Note 2.2.19, the book value of the Turkish CGU exceeded the existing recoverable value as of December 31, 2021, and as a consequence the goodwill as well as other intangible assets (see Note 18.2) assigned to the Turkish CGU were derecognized.

Impairment test assumptions CGU goodwill in Mexico [Table Text Block]
The Group’s most significant goodwill corresponds to the CGU in Mexico, the main significant assumptions used in the impairment test of this CGU as of December 31, 2022, 2021 and 2020 are as follows:

Impairment test assumptions CGU goodwill in Mexico
	2022	2021	2020
Discount rate (1)	12.7%	14.5%	15.3%
Growth rate	6.3%	5.7%	5.7%
(1) After tax discount rates.

Sensitivity analysis for main assumptions Mexico [Table Text Block]
The assumptions with a greater relative weight and whose volatility could have a greater impact in determining the present value of the cash flows starting on the fourth year are the discount rate and the growth rate. The table below shows, in a simplified way, the relative variation by which the CGU recoverable amount would increase (or decrease) as a result of a reasonable variation (in basis points) of each of the key assumptions, considered in isolation as of December 31, 2022, where, in each case, their value in use would continue to exceed their book value:

Sensitivity analysis for main assumptions - Mexico
	Increase of 50 basis points (1)	Decrease of 50 basis points (1)
Discount rate	(7%)	8%
Growth rate	5%	(5%)
(1) The use of very different discount or growth rates would be inconsistent with the macroeconomic assumptions under which the Unit builds its business plan, such as inflation assumptions or interest rate curves used to determine cash flows.

Other Intangible Assets [Table Text Block]
The breakdown of the balance and changes of this heading in the consolidated balance sheets, according to the nature of the related items, is as follows:

Other intangible assets (Millions of Euros)
	2022	2021	2020
Computer software acquisition expense	1,393	1,239	1,202
Other intangible assets with an infinite useful life	13	12	12
Other intangible assets with a definite useful life	43	128	221
Total	1,449	1,379	1,435

Changes in other intangible assets [Table Text Block]
The changes of this heading during the years ended December 31, 2022, 2021 and 2020, are as follows:

Other intangible assets (Millions of Euros)
	Notes	Computer software			Other intangible assets			Total of intangible assets
		2022	2021	2020	2022	2021	2020	2022	2021	2020
Balance at the beginning		1,239	1,202	1,598	140	233	412	1,379	1,435	2,010
Additions		592	470	452	—	—	8	592	470	460
Amortization in the year	45	(490)	(446)	(448)	(20)	(48)	(59)	(510)	(494)	(507)
Amortization transfer to discontinued operations (1)		—	—	(77)	—	—	(3)	—	—	(80)
Exchange differences and other		80	29	(38)	(63)	(45)	(91)	17	(16)	(129)
Impairment		(25)	(15)	(6)	—	—	—	(25)	(15)	(6)
Decreases by companies held for sale (1)		—	—	(279)	—	—	(34)	—	—	(313)
Balance at the end		1,396	1,239	1,202	56	140	233	1,453	1,379	1,435
(1) Amount is mainly due to the companies in the United States included in the USA Sale (see Notes 3 and 21).